Note Allowance for loan losses (Allowance for loan losses - Additional Information) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016
Financing Receivable, Modifications [Line Items]
Recent Loss Trend Adjustment	12-months
Net Impact Revisions			$ 9,400
Banco Popular North America
Financing Receivable, Modifications [Line Items]
Recent Loss Trend Adjustment Percentage	0.11%	4.00%
Non Covered Loans
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings	$ 1,246,577	$ 1,151,343
Non Covered Loans | Banco Popular de Puerto Rico
Financing Receivable, Modifications [Line Items]
Change Allowance For Loan Losses Recalibration And Updates Of The Enviromental Factors Adjustments			$ 9,400
Recent Loss Trend Adjustment Percentage	38.00%	15.00%
Commercial | Non Covered Loans
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings	$ 260,044	$ 254,532
Mortgage and consumer
Financing Receivable, Modifications [Line Items]
Historical Loss Period	18-months
Commercial and construction
Financing Receivable, Modifications [Line Items]
Historical Loss Period	5-year
Mortgages | Non Covered Loans
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings	$ 871,997	774,496
Mortgages | Non Covered Loans | Guaranteed By US Sponsored Entities
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings	407,000	359,000
Loan | Commercial
Financing Receivable, Modifications [Line Items]
Outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructurings	$ 8,000	$ 11,000